For Period ending 12/31/97
                  --------
File number 811-3786
                ----


                                   FORM N-SAR
                               SEMI-ANNUAL REPORT
                       FOR REGISTERED INVESTMENT COMPANIES



Report for six month period ending: 12/31/97   (a)

          or fiscal year ending:   /   /      (b)

Is this a transition report?:  (Y/N)     N

Is this an amendment to a previous filing:  (Y/N)     N


Those items or sub-items with a box "/" after the item number should be completed only if the answer has changed from the previous filing on this form.


1. A.  Registrant Name: Elk Associates Funding Corporation

   B.  File Number:  811-3786

   C.  Telephone Number: 212-355-2449


2. A.  Street: 747 Third Avenue, 4th Floor

   B.  City:  New York

   C.  State:  New York

   D.   Zip Code: 10017      Zip Ext:

   E.  Foreign Country:        Foreign Postal Code:

3. Is this the first filing on this form by Registrant?  (Y/N)           N

4. Is this the last filing on this form by Registrant?  (Y/N)            N

5. Is Registrant a small business investment company (SBIC) (Y/N)        Y
   [If answer is "Y" (Yes), complete only items 89 through 110.]

6. Is Registrant a unit investment trust (UIT?) (Y/N)                    N
   [If answer is "Y" (Yes), complete only items 111 through 132.]

7. A.  Is Registrant a series or multiple portfolio company?             N
       [If answer is "N" (No), go to item 8.]

   B. How many separate series or portfolios did Registrant have at the end of the period?

For Period ending 12/31/97
                  --------
File number 811-3786
                ----


77.  A.   Is the Registant filing any of the
          following attachments with
          the current filing of Form N-SAR?
          (ANSWER FOR ALL SERIES AS A GROUP) .............              Y
                                                                  -------------
                                                                           Y/N

NOTE:  If answer is "Y" (yes), mark those items below being filed as an attachment to this form or incorporated by reference.
                                                                  -------------
                                                                           Y/N

     B.   Accountant's report on internal control ........        -------------


     C.   Matters submitted to a vote of security holders..             Y
                                                                  -------------

     D.   Policies with respect to security investments....       -------------


     E.   Legal proceedings ...............................       -------------


     F.   Changes in security for debt ....................       -------------


     G.   Defaults and arrears on senior securities........      -------------


     H.   Changes in control of Registrant.................       -------------


     I.   Terms of new or amended securities...............       -------------


     J.   Revaluation of assets or restatement
          of capital share account.........................       -------------


     K.   Changes in Registrant's certifying
          accountant ......................................
                                                                  -------------


     L.   Changes in accounting principles and practices...       -------------


     M.   Mergers .........................................       -------------


     N.   Actions required to be reported pursuant
          to Rule 2a-7 ....................................       -------------


     O.   Transactions effected pursuant to Rule 10f-3.....       -------------


     P.   Information required to be filed
          pursuant to existing exemptive orders............       -------------


Attachment Information (Cont. on Screen 39)

For Period ending 12/31/97
                  --------
File number 811-3786
                ----


SMALL BUSINESS INVESTMENT COMPANIES

INVESTMENT ADVISER
89.A.  / Adviser Name (if any):

   B.  / File number:  801 -

   C.  / City:              State:            Zip Code:       Zip Ext.
       / Foreign Country:                  Foreign Postal Code:

89.A.  / Adviser Name (if any):

   B.  / File number:  801 -

   C.  / City:              State:            Zip Code:       Zip Ext.
       / Foreign Country:                  Foreign Postal Code:

TRANSFER AGENT
90.A.  / Transfer Agent Name (if any): Continental Stock Transfer & Trust
                                       Company

   B.  / File number: 84-34

   C.  / City: 2 Broadway, New York   State: NY   Zip Code: 10004   Zip Ext.
       / Foreign Country:                  Foreign Postal Code:

90.A.  / Transfer Agent Name (if any):

   B.  / File number:     -

   C.  / City:                State:          Zip Code:       Zip Ext.
       / Foreign Country:                  Foreign Postal Code:

INDEPENDENT PUBLIC ACCOUNTANT
91.A.  / Accountant Name: Marcum and Kliegman LLP

   B. X/ City: 655 Third Avenue, 16th Fl. New York State: NY   Zip Code: 10017
           Zip Ext.
       / Foreign Country:                  Foreign Postal Code:

91.A.  / Accountant Name:

   B.  / City:              State:            Zip Code:       Zip Ext.
       / Foreign Country:                  Foreign Postal Code:

For Period ending 12/31/97
                  --------
File number 811-3786
                ----

95. Sales, repurchases, and redemptions of Registrant's securities during the period:

                                       Number of Shares             Net
                                        or Principal            Consideration
                                       Amount of Debt          Received or Paid
       Class of Security              ($000's omitted)         ($000's omitted)
--------------------------------   --------------------    --------------------

Common Stock:

A.  / x /  Sales                            450                    2,925
                                           ----                    -----

B.  /  /  Repurchases        -----
                                           ----                    ----


Preferred Stock:

C.  /  /  Sales
                                           ----                    ----

D.  /  /  Repurchases and redemptions
                                           ----                    ----

Debt Securities

E.  /  /  Sales
                                           ----                    ----

F./Repurchases and redemptions

96. Securities of Registrant registered on a National Securities Exchange or listed on NASDAQ;


              Title of each
                class of                CUSIP or            Ticker
               securities               NASDAQ No.          Symbol
            -----------------         -------------        --------

A.   /  /   _______________________   ______________       _________

B.   /  /   _______________________   ______________       _________

C.   /  /   _______________________   ______________       _________

For Period ending 12/31/97
                  --------
File number 811-3786
                ----


FINANCIAL INFORMATION

97. A. /  /  How many months do the answers to items 97 and 98
             cover?____________________________________          6 Months

                                                 For period covered by this form
                                                        ($000's omitted)
                                                 -------------------------------

INCOME

B.   Net interest income...............................     $     1,930

C.   Net dividend income...............................     $
                                                             ----------
D.   Account maintenance fees..........................     $
                                                             ----------
E.   Net other income..................................     $    209

EXPENSES

F.   Gross advisory fees..................................  $
                                                             ----------
G.   Gross administrator(s) fees..........................  $
       (Negative answers allowed for 97H through 97S)        ----------

H.   Salaries and other compensation......................  $
                                                             ----------
I.   Shareholder servicing agent fees.....................  $       5

J.   Custodian fees.......................................  $
                                                             ----------
K.   Postage .............................................  $
                                                             ----------
L.   Printing expenses ...................................  $       4

M.   Directors' fees .....................................  $      29

N.   Registration fees ...................................  $
                                                             ----------
O.   Taxes ...............................................  $
                                                             ----------
P.   Interest ............................................  $     951

Q.   Bookkeeping fees paid to anyone .....................  $      15
        performing this service

R.   Auditing fees .......................................  $      10

S.   Legal fees ..........................................  $     136

For Period ending 12/31/97
                  --------
File number 811-3786
                ----


     Expenses (Negative answers allowed on this screen for 97T
     through 97W and 97Z only)
                                                 For period covered by this form
                                                          ($000's omitted)
                                                 -------------------------------


T.   Marketing/distribution payments including payments
     pursuant to a Rule 12b-1 plan .......................  $
                                                             ----------
U.   Amortization of organization expenses ...............  $
                                                             ----------
V.   Shareholder meeting expenses ........................  $
                                                             ----------
W.   Other expenses ......................................  $      704

X.   Total expenses ......................................  $     1854

Y.   Expense reimbursements ..............................  $
                                                             ----------
Z.   Net investment income ...............................  $      285*

AA.  Realized capital gains ..............................  $
                                                             ----------
BB.  Realized capital losses .............................  $        2

CC.  1. Net unrealized appreciation during the period ....  $       15
                                                             ----------
     2. Net unrealized depreciation during the period ....  $
                                                             ----------
DD.  Total income dividends for which record date passed
     during the period ..................................   $
                                                             ----------

EE.  Total capital gains distributions for which
     record date passed during the period ..............    $
                                                             ----------

98. Payments per share outstanding during the entire current period:

     A.   Dividends from net interest income ...........    $        .22**

      NOTE: show in fractions of a cent if so declared

     B.   Distributions of capital gains ...............    $           **
                                                             ----------

     C. Other distributions ............................    $
                                                             ----------
      NOTE: show in fractions of a cent if so declared

 *   Negative answer permitted in this field.
**   Items 98A and 98B should be of the form mn.nnnn (where n = integer).

For Period ending 12/31/97
                  --------
File number 811-3786
                ----

                                                            As of the end of
                                                           current reporting
                                                             period (000's
                                                               omitted)
                                                        -----------------------
99.  Assets, liabilities, shareholders' equity:

A.   Cash ..............................................    $      529

B.   Repurchase Agreements .............................    $
                                                             ----------
C.   Short-term debt securities other than
     repurchase agreements .............................    $    33,834

D.   Long-term debt securities including
     convertible debt ..................................    $
                                                             ----------

E.   Preferred, convertible preferred and adjustable
     rate preferred stock ..............................    $
                                                             ----------
F.   Common stock ......................................    $
                                                             ----------
G.   Options on equities ...............................    $
                                                             ----------
H.   Options on all futures ............................    $
                                                             ----------

I.   Other investments .................................    $      473

J.   Receivables from portfolio instruments sold .......    $
                                                             ----------

K . Receivables from affiliated persons ................    $
                                                             ----------
L.   Other receivables .................................    $      890*

M.   All other assets ..................................    $      922**

N.   Total assets ......................................    $   36,648

     * Includes receivables from debtors on sales of assets acquired in satisfaction of loans of $471

     ** Includes assets acquired in satisfaction of loans of $599.

For Period ending 12/31/97
                  --------
File number 811-3786
                ----

                                                             As of the end of
                                                            current reporting
                                                               period (000's
                                                            omitted except for
                                                                 per share
                                                                amounts and
                                                                 number of
                                                                 accounts)
                                                           ---------------------

O.   Payables for portfolio instruments ................    $
                                                             ----------
P.   Amounts owed to affiliated persons ................    $
                                                             ----------
Q.   Senior long-term debt .............................    $    8,880

R.   All other liabilities .............................    $   14,194

S.   Senior equity .....................................    $
                                                             ----------
T.   Net assets of common shareholders .................    $   13,574

U.   Number of shares outstanding ......................    $    1,734

V.   Net asset value per share (to nearest cent)
     (does not include liquidating interest)............    $     7.06*

W.   Mark-to-market net asset value per share for
     money market funds only (to 4 decimals) ...........    $      N/A**

X.   Total number of shareholder accounts (includes
     shares held in street name)........................          388

Y.   Total value of assets in segregated accounts ......    $      N/A

100. Monthly average net assets during current
     reporting period ($000's omitted) .................    $     6.86

101. Market price per share at end of period                $          ***
----                                                         ----------

   * Net asset value per share must be of the form nnn.nn (where n = integer). ** Value must be of the form nnn.nnnn (where n = integer).
 *** On December 31, 1997, the closing bid and closing ask quotations for the Common Stock, as reported by the National
      Quotation Bureau, Incorporated, were 6.63 and 9.25 respectively.

For Period ending 12/31/97
                  --------
File number 811-3786
                ----

102. A.Is the Registrant filing any of the following
     attachments with the current
     filing of Form N-SAR? ............................             Y
                                                             -------------
                                                                      Y/N
NOTE:  If answer is "Y" (Yes), mark those items below being
       filed as an attachment to this form or incorporated
       by reference. ..................................             Y
                                                             -------------
                                                                      Y/N

B.   Matters submitted to a vote of security holders ...            Y
                                                             -------------
C.   Policies with respect to security investments ....
                                                             -------------
D.   Legal proceedings ................................
                                                             -------------
E.   Changes in security for debt .....................
                                                             -------------
F.   Defaults and arrears on senior securities ........
                                                             -------------
G.   Changes in control of Registrant .................
                                                             -------------
H.   Terms of new or amended securities ...............
                                                             -------------
I.   Revaluation of assets or restatement of capital
     share account ....................................
                                                             -------------
J.   Changes in Registrant's certifying accountant ....
                                                             -------------
K.   Changes in accounting principles and practices ...
                                                             -------------
L.   Mergers ..........................................
                                                             -------------
M.   Actions required to be reported pursuant to
     Rule 2a-7 ........................................
                                                             -------------
N.   Transactions effected pursuant to Rule 10f-3 .....
                                                             -------------
O.   Information required to be filed pursuant to
     existing exemptive orders ........................
                                                             -------------
Attachment information (Cont. on Screen 53)


* Incorporated by reference

For Period ending 12/31/97
                  --------
File number 811-3786
                ----


Attachment information (Cont. from Screen 52)


102. P.   1. Exhibits ....................................            N
                                                                -------------
                                                                         Y/N
          2. Any information called for by instructions
             to sub-item 102 P2 ..........................      -------------
                                                                         Y/N
          3. Any information called for by instructions
             to sub-item 102 P3 ..........................      -------------
                                                                         Y/N
103. /  / Does the Registrant have any wholly-owned
          investment company subsidiaries whose operating
          & financial data are consolidated
          with that of Registrant
          in this report? (Y/N) ..........................            N
                                                                 -------------
                                                                         Y/N
          [If answer is "N" (No), go to item 105]

104./ / List the "811" numbers and names of Registrant's wholly-owned investment company subsidiaries consolidated in this report.

          811 Numbers    Subsidiary Name
          -----------    -----------------------------------------------------

                                SIGNATURE PAGE TO
                                 FORM N-SAR FOR
                       ELK ASSOCIATES FUNDING CORPORATION
                            FOR THE SIX MONTHS ENDED
                                DECEMBER 31, 1997


This report is signed on behalf of the Registrant in the City of New York on the 26th day of February, 1998.


                               ELK ASSOCIATES FUNDING CORPORATION

                               BY: /s/GARY C. GRANOFF
                                   ----------------------
                                   GARY C. GRANOFF
                                   PRESIDENT


WITNESS:


/s/MARGARET CHANCE
-----------------
MARGARET CHANCE
 SECRETARY

ELK\FORMNSAR.F98